Pension and severance plans (Details 13) - Foreign plans	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Pension and severance plans
Discount rate	4.40%	4.40%	4.70%
Expected return on plan assets	7.60%	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%	3.00%